Revenue and Contract Balances (Details) - Schedule of revenue by geographic region - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 18,163	$ 16,259	$ 33,328	$ 27,413
All other countries	1,900	1,837	3,064	2,659
Total	$ 20,063	$ 18,096	$ 36,392	$ 30,072